Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Select Large Cap Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 8.9%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	978,316	18,861,933
Entertainment 1.3%
Electronic Arts, Inc.	119,013	15,564,520
Interactive Media & Services 4.5%
Alphabet, Inc., Class C(a)	552,942	56,095,966
Media 1.6%
Comcast Corp., Class A	559,346	20,494,437
Total Communication Services		111,016,856
Consumer Discretionary 8.1%
Automobiles 0.9%
Tesla, Inc.(a)	54,320	10,576,104
Hotels, Restaurants & Leisure 1.4%
Hilton Worldwide Holdings, Inc.	124,200	17,713,404
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	478,454	46,189,949
Specialty Retail 2.1%
Home Depot, Inc. (The)	81,395	26,371,166
Total Consumer Discretionary		100,850,623
Consumer Staples 8.0%
Beverages 1.8%
Constellation Brands, Inc., Class A	86,053	22,145,740
Food & Staples Retailing 2.1%
Walmart, Inc.	170,358	25,965,966
Food Products 1.6%
Hershey Co. (The)	82,050	19,295,699
Household Products 2.5%
Procter & Gamble Co. (The)	212,770	31,736,773
Total Consumer Staples		99,144,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
ConocoPhillips Co.	190,902	23,578,306
Exxon Mobil Corp.	295,464	32,896,962
Total		56,475,268
Total Energy		56,475,268
Financials 10.5%
Banks 2.7%
Bank of America Corp.	689,588	26,100,906
Popular, Inc.	106,069	7,745,158
Total		33,846,064
Capital Markets 4.7%
Morgan Stanley	232,211	21,611,878
S&P Global, Inc.	53,582	18,903,730
State Street Corp.	226,677	18,059,356
Total		58,574,964
Consumer Finance 1.4%
Discover Financial Services	157,487	17,065,291
Insurance 1.7%
MetLife, Inc.	282,582	21,674,040
Total Financials		131,160,359
Health Care 16.2%
Biotechnology 3.7%
AbbVie, Inc.	160,319	25,840,216
BioMarin Pharmaceutical, Inc.(a)	90,870	9,176,053
Vertex Pharmaceuticals, Inc.(a)	35,667	11,285,039
Total		46,301,308
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.(a)	372,323	16,855,062
Intuitive Surgical, Inc.(a)	69,384	18,760,740
Total		35,615,802
Health Care Providers & Services 4.2%
Elevance Health, Inc.	37,950	20,224,314
UnitedHealth Group, Inc.	58,755	32,183,639
Total		52,407,953
2	Columbia Select Large Cap Equity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.5%
Eli Lilly & Co.	69,638	25,841,269
Merck & Co., Inc.	224,396	24,710,487
Zoetis, Inc.	114,349	17,625,755
Total		68,177,511
Total Health Care		202,502,574
Industrials 10.5%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	191,064	18,861,838
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	93,577	17,754,364
Building Products 1.3%
Trane Technologies PLC	91,765	16,372,711
Commercial Services & Supplies 2.4%
Cintas Corp.	32,848	15,168,549
Republic Services, Inc.	108,609	15,128,148
Total		30,296,697
Construction & Engineering 1.2%
MasTec, Inc.(a)	158,033	14,354,138
Machinery 1.2%
Parker-Hannifin Corp.	51,662	15,443,838
Road & Rail 1.5%
Union Pacific Corp.	84,847	18,448,283
Total Industrials		131,531,869
Information Technology 26.2%
Communications Equipment 1.8%
Cisco Systems, Inc.	453,991	22,572,433
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	124,312	15,678,229
IT Services 2.1%
MasterCard, Inc., Class A	71,739	25,567,780
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	163,792	17,951,603
Broadcom, Inc.	40,976	22,579,005
NVIDIA Corp.	132,741	22,463,760
Total		62,994,368
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Adobe, Inc.(a)	58,885	20,311,203
Microsoft Corp.	326,001	83,175,895
Palo Alto Networks, Inc.(a)	85,143	14,465,796
ServiceNow, Inc.(a)	40,532	16,873,471
Total		134,826,365
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.(b)	441,940	65,420,378
Total Information Technology		327,059,553
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
Extra Space Storage, Inc.	85,516	13,741,566
Invitation Homes, Inc.	451,577	14,734,958
Total		28,476,524
Total Real Estate		28,476,524
Utilities 3.5%
Electric Utilities 1.8%
American Electric Power Co., Inc.	231,916	22,449,469
Multi-Utilities 1.7%
Ameren Corp.	236,209	21,098,188
Total Utilities		43,547,657
Total Common Stocks (Cost $922,991,405)		1,231,765,461

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(c),(d)	6,996,713	6,993,914
Total Money Market Funds (Cost $6,992,403)		6,993,914
Total Investments in Securities (Cost: $929,983,808)		1,238,759,375
Other Assets & Liabilities, Net		8,817,278
Net Assets		1,247,576,653

Columbia Select Large Cap Equity Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2022 (Unaudited)
At November 30, 2022, securities and/or cash totaling $1,110,225 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	13,299,610	228,444,829	(234,750,872)	347	6,993,914	2,748	266,149	6,996,713
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Large Cap Equity Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT172_02_N01_(01/23)